Related party transactions (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016
Related party transactions
Salaries and other benefits		$ 9.4	$ 8.2
Post-employment benefits		1.5	0.5
Share-based payments		5.2	16.8
Total compensation		16.1	$ 25.5
Executive compensation settlement to a related party	$ 14.2	$ 14.2
Minimum
Related party transactions
Lump-sum payment term		2 years 6 months
Maximum
Related party transactions
Lump-sum payment term		3 years